Fair Value (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 159,697,420	$ 190,706,019
Fair Value Level 1 | U.S. Government securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	26,755,143	39,263,249
Fair Value Level 2
Assets: (market approach)
Assets recorded at fair value on a recurring basis	132,942,277	151,442,770
Fair Value Level 2 | Other investments [Member]
Assets: (market approach)
Assets recorded at fair value on a recurring basis	473,227	946,430
Fair Value Level 2 | Taxable municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	247,745	246,965
Fair Value Level 2 | Tax-exempt municipal securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	10,238,253	10,473,785
Fair Value Level 2 | U.S. GSE debt securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	10,963,515	10,827,574
Fair Value Level 2 | Agency MBS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	102,256,237	115,862,799
Fair Value Level 2 | ABS and OAS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	1,957,765	2,347,621
Fair Value Level 2 | CMO [Member]
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 6,805,535	$ 10,737,596